Feb. 26, 2026
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Investment Objective
The Invesco Variable Rate Investment Grade ETF (the “Fund”) seeks to generate current income while maintaining low portfolio duration as a primary objective and capital appreciation as a secondary objective.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%

Other Expenses	None

Total Annual Fund Operating Expenses	0.30

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment-grade, variable rate or floating rate debt securities that are denominated in U.S. dollars and are issued by U.S. private sector entities or U.S. government agencies and instrumentalities. Invesco Advisers, Inc., the sub-adviser to the Fund (the “Sub-Adviser”), selects the following types of securities for the Fund: (i) floating rate non-agency commercial mortgage-backed securities (“MBS”); variable rate non-agency residential MBS; variable rate agency MBS and floating rate non-agency asset-backed securities (“ABS”) (including floating rate non-agency commercial real estate collateralized loan obligations (“CLOs”)); (ii) floating rate corporate debt securities (comprised of corporate notes, bonds, debentures or privately issued securities offered pursuant to Rule 144A (“Rule 144A”) of the Securities Act of 1933, as amended (“Securities Act”)); (iii) floating rate government sponsored enterprise (“GSE”) credit risk transfers; (iv) floating rate U.S. Government securities (including floating rate agency debt securities); (v) variable rate preferred stock; and (vi) affiliated ETFs that invest primarily in any or all of the foregoing securities (collectively, “Variable Rate Instruments”), to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”).
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in Variable Rate Instruments that are, at the time of purchase, investment grade (or in affiliated ETFs that invest primarily in any or all of the foregoing securities). Under normal market conditions, Variable Rate Instruments or variable rate preferred stock will be investment grade if, at the time of purchase, they have a rating in one of the highest four rating categories of at least one nationally recognized statistical ratings organization (“NRSRO”) (e.g., BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), and/or Fitch Ratings (“Fitch”), or Baa3 or higher by Moody’s Ratings (“Moody’s”)). Unrated securities may be considered investment grade if at the time of purchase, and under normal market conditions, the Sub-Adviser determines that such securities are of comparable quality based on a fundamental credit analysis of the unrated security and comparable NRSRO-rated securities.
In selecting Variable Rate Instruments for the Fund, the Sub-Adviser will strategically allocate the Fund’s assets by analyzing return and risk outlook data for each type of Variable Rate Instrument. Specifically, in seeking its secondary objective of capital appreciation, the Fund will seek capital appreciation while mitigating excess risk from any one type of security by using a strategic allocation of assets to distribute risk across multiple asset classes. In addition, the Fund will allocate its investments within each asset class in an attempt to improve expected returns based on inflation and growth outlook, as well as relative value across those classes and individual securities.
Under normal market conditions, the Fund will have investment exposure to a wide variety of Variable Rate Instruments using this tactical, strategic allocation. During periods of market volatility, however, the Fund may allocate a significant portion of its net assets to floating rate U.S. Treasury debt securities and agency MBS. However, the Fund will not invest more than 20% of its net assets in the aggregate in ABS or non-agency MBS.
The Sub-Adviser expects that the Fund’s portfolio will have an average duration of one year or less. Duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk. In general, when interest rates increase, the prices of fixed income securities decrease. Generally speaking, the longer an asset’s duration, the more sensitive the asset will be to changes in interest rates. For example, a bond with a duration of 10 years usually will decrease in value by 10% if interest rates rise by 1%; conversely, the bond usually will increase in value by 10% if interest rates fall by 1%. Therefore, prices of instruments with shorter durations and variable interest rates, such as the debt instruments in which the Fund invests, are expected to be less sensitive to interest rate changes than instruments with longer durations, fixed coupons or both.
In addition, the Fund may invest up to 20% of its net assets in Variable Rate Instruments that are rated below investment grade, and in fixed-rate instruments that are rated either investment grade or below investment grade. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The types of other fixed-rate instruments in which the Fund may invest include: (i) fixed-rate MBS and ABS (which includes fixed-rate commercial real estate CLOs); (ii) fixed-rate U.S. government and agency securities; (iii) fixed-rate corporate debt securities; (iv) fixed-rate exchange-traded preferred stock; and (v) affiliated ETFs that invest primarily in any or all of the foregoing fixed-rate securities.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	6.32%
Worst Quarter	March 31, 2020	-5.99%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	Since Inception
Return Before Taxes	9/22/2016	5.11%	4.20%	3.41%
Return After Taxes on Distributions		3.00	2.50	2.03
Return After Taxes on Distributions and Sale of Fund Shares		3.00	2.48	2.01

Bloomberg US Floating Rate Note Index (reflects no deduction for fees, expenses or taxes)		5.12	4.00	3.24

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30	-0.36	1.56

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.